UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04015

Investment Company Act File Number

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

August 31

Date of Fiscal Year End

November 30, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Parametric Emerging Markets Core Fund

Parametric Emerging Markets Core Fund

November 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.1%

Security	Shares	Value
Brazil — 7.1%
AES Tiete SA, PFC Shares	2,100	$7,138
Alpargatas SA, PFC Shares	5,700	11,388
AMBEV SA ADR	6,900	32,913
Banco Bradesco SA, PFC Shares	4,440	24,237
Banco do Brasil SA	1,300	5,474
BB Seguridade Participacoes SA	700	4,699
BM&F Bovespa SA	2,300	6,759
BR Malls Participacoes SA	700	2,319
BR Properties SA	1,000	2,701
BRF SA ADR	1,100	15,664
CCR SA	3,400	11,257
Centrais Eletricas Brasileiras SA ADR(1)	1,900	2,679
CETIP SA - Mercados Organizados	500	4,756
Cia Brasileira de Distribuicao Grupo Pao de Acucar, PFC Shares	100	1,266
Cia de Saneamento Basico do Estado de Sao Paulo	900	4,401
Cia de Saneamento de Minas Gerais-COPASA	2,200	9,297
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	300	3,403
Cia Energetica de Minas Gerais SA, PFC Shares	3,030	5,169
Cia Energetica de Sao Paulo, Class B, PFC Shares	1,600	5,566
Cia Hering	1,000	3,900
Cia Paranaense de Energia-Copel ADR	400	2,948
Cia Siderurgica Nacional SA	1,200	1,706
Cielo SA	5,980	54,267
Cosan SA Industria e Comercio	1,500	9,344
CPFL Energia SA ADR(1)	909	7,399
Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,900	3,629
EcoRodovias Infraestrutura e Logistica SA	700	946
EDP-Energias do Brasil SA	1,000	3,068
Embraer SA	2,900	22,786
Equatorial Energia SA	500	4,536
Estacio Participacoes SA	2,000	6,932
Fibria Celulose SA ADR	400	5,820
Gerdau SA, PFC Shares	1,300	2,050
Iochpe-Maxion SA	400	1,504
Itau Unibanco Holding SA, PFC Shares	3,993	28,681
Itausa-Investimentos Itau SA, PFC Shares	5,654	10,595
JBS SA	1,700	5,457
Klabin SA, PFC Shares	4,500	4,652
Kroton Educacional SA	4,588	10,969
Light SA	600	1,675
Localiza Rent a Car SA	1,100	7,554
Lojas Americanas SA, PFC Shares	2,325	10,360
Lojas Renner SA	3,000	13,569
M Dias Branco SA	100	1,861
Marcopolo SA, PFC Shares	14,100	8,200
Metalurgica Gerdau SA, PFC Shares	3,700	1,894
MRV Engenharia e Participacoes SA	3,800	8,113
Natura Cosmeticos SA	300	1,642
Odontoprev SA	2,500	6,429
Oi SA ADR(1)	9,660	4,444
Petroleo Brasileiro SA, PFC Shares	21,500	42,622
Qualicorp SA	1,800	6,872

Security	Shares	Value
Raia Drogasil SA	600	$6,149
Randon SA Implementos e Participacoes, PFC Shares	1,125	782
Rumo Logistica Operadora Multimodal SA(1)	3,731	5,786
Suzano Papel e Celulose SA, PFC Shares	1,800	8,839
Telefonica Brasil SA ADR	200	1,876
Telefonica Brasil SA, PFC Shares	4,110	39,305
Tim Participacoes SA	6,900	13,643
Totvs SA	1,100	9,516
Tractebel Energia SA	900	7,783
Ultrapar Participacoes SA	1,000	16,213
Usinas Siderurgicas de Minas Gerais SA, Class A, PFC Shares	3,800	2,161
Vale SA, PFC Shares	8,800	24,178
Weg SA	2,820	11,079

		$614,820

Chile — 3.2%
AES Gener SA	17,883	$7,823
Aguas Andinas SA, Series A	13,740	6,941
Antarchile SA, Series A	1,700	16,291
Banco de Chile ADR	250	14,970
Banco de Credito e Inversiones	227	8,337
Banco Santander Chile SA ADR	800	14,464
Cap SA	380	1,005
Cencosud SA	3,560	7,865
Cia Cervecerias Unidas SA ADR	200	4,460
Colbun SA	36,400	9,194
Corpbanca SA ADR	1,250	15,925
Embotelladora Andina SA, Series A ADR	300	4,740
Embotelladora Andina SA, Series B ADR	180	3,370
Empresa Nacional de Electricidad SA ADR	350	12,516
Empresa Nacional de Telecomunicaciones SA	560	5,114
Empresas CMPC SA	5,960	12,496
Empresas Copec SA	3,510	30,178
Enersis SA ADR	1,720	21,087
Latam Airlines Group SA ADR(1)	1,037	5,724
Parque Arauco SA	4,808	7,239
Quinenco SA	3,270	5,890
S.A.C.I. Falabella	5,230	31,480
Sigdo Koppers SA	4,680	5,433
Sociedad Quimica y Minera de Chile SA, Series B ADR	540	9,067
Sonda SA	4,030	6,670
Vina Concha y Toro SA ADR	200	5,750

		$274,029

China — 11.2%
AAC Technologies Holdings, Inc.	1,000	$7,016
Agricultural Bank of China, Ltd., Class H	22,000	8,436
Air China, Ltd., Class H	8,000	6,465
Aluminum Corp. of China, Ltd., Class H(1)	14,000	4,432
Anhui Conch Cement Co., Ltd., Class H	2,000	5,462
Baidu, Inc. ADR(1)	200	43,594
Bank of China, Ltd., Class H	19,000	8,505
Bank of Communications, Ltd., Class H	7,000	4,893
BBMG Corp., Class H	7,000	4,593
Beijing Enterprises Holdings, Ltd.	500	3,130

Security	Shares	Value
Belle International Holdings, Ltd.	8,000	$7,064
Brilliance China Automotive Holdings, Ltd.	12,000	15,211
BYD Co., Ltd., Class H(1)	1,000	5,394
China Bluechemical, Ltd., Class H	8,000	2,173
China Cinda Asset Management Co., Ltd., Class H	11,000	4,094
China CITIC Bank Corp., Ltd., Class H(1)	9,000	5,675
China Coal Energy Co., Ltd., Class H	8,000	3,194
China Communications Construction Co., Ltd., Class H	7,000	8,052
China Communications Services Corp., Ltd., Class H	8,000	3,102
China Construction Bank Corp., Class H	23,000	15,843
China COSCO Holdings Co., Ltd., Class H(1)(2)	11,500	5,862
China Everbright International, Ltd.	6,000	9,128
China Gas Holdings, Ltd.	10,000	14,243
China Life Insurance Co., Ltd., Class H	2,000	6,885
China Longyuan Power Group Corp., Ltd., Class H	5,000	4,174
China Medical System Holdings, Ltd.	4,000	5,547
China Mengniu Dairy Co., Ltd.	8,000	12,689
China Merchants Bank Co., Ltd., Class H	4,000	9,398
China Merchants Holdings (International) Co., Ltd.	2,000	6,552
China Minsheng Banking Corp., Ltd., Class H	6,000	5,760
China Mobile, Ltd.	10,500	120,402
China National Building Material Co., Ltd., Class H	6,000	3,221
China Oilfield Services, Ltd., Class H	2,000	1,988
China Overseas Land & Investment, Ltd.	2,000	6,637
China Overseas Property Holdings, Ltd.(1)	666	128
China Pacific Insurance (Group) Co., Ltd., Class H	1,800	7,407
China Petroleum & Chemical Corp., Class H	50,000	30,591
China Railway Construction Corp., Ltd., Class H	4,500	5,975
China Railway Group, Ltd., Class H	9,000	7,543
China Resources Beer Holdings Co., Ltd.	2,000	3,898
China Resources Gas Group, Ltd.	2,000	5,736
China Resources Land, Ltd.	2,444	6,591
China Resources Power Holdings Co., Ltd.	4,000	7,522
China Shenhua Energy Co., Ltd., Class H	4,500	7,043
China State Construction International Holdings, Ltd.	4,000	6,013
China Telecom Corp., Ltd., Class H	26,000	12,730
China Unicom (Hong Kong), Ltd.	8,000	9,963
China Vanke Co., Ltd., Class H	2,600	6,492
Chongqing Changan Automobile Co., Ltd., Class B	3,500	6,786
CITIC, Ltd.	4,000	7,013
CNOOC, Ltd.	25,000	27,622
Cosco Pacific, Ltd.(2)	4,000	4,139
Ctrip.com International, Ltd. ADR(1)	200	21,402
Datang International Power Generation Co., Ltd., Class H	10,000	3,269
Dongfeng Motor Group Co., Ltd., Class H	6,000	8,196
Evergrande Real Estate Group, Ltd.	12,000	9,569
GCL-Poly Energy Holdings, Ltd.(1)	18,000	3,410
Geely Automobile Holdings, Ltd.	10,000	5,215
Great Wall Motor Co., Ltd., Class H	6,000	7,404
Guangdong Investment, Ltd.	6,000	8,142
Guangzhou Automobile Group Co., Ltd., Class H	6,000	5,729
Haier Electronics Group Co., Ltd.	3,000	5,423
Hengan International Group Co., Ltd.	1,500	15,149
Huaneng Power International, Inc., Class H	6,000	5,220
Industrial & Commercial Bank of China, Ltd., Class H	23,000	13,993
Inner Mongolia Yitai Coal Co., Ltd., Class B	2,500	1,801
Jiangsu Expressway Co., Ltd., Class H	4,000	5,270

Security	Shares	Value
Jiangxi Copper Co., Ltd., Class H	2,000	$2,397
Kingboard Chemical Holdings, Ltd.	2,500	3,607
Kunlun Energy Co., Ltd.	4,000	3,506
Lee & Man Paper Manufacturing, Ltd.	8,000	4,597
Lenovo Group, Ltd.	6,000	6,385
Mindray Medical International, Ltd. ADR	200	5,364
NetEase, Inc. ADR	100	16,666
New Oriental Education & Technology Group, Inc. ADR	290	8,416
Nine Dragons Paper Holdings, Ltd.	7,000	4,096
PetroChina Co., Ltd., Class H	40,000	28,342
PICC Property & Casualty Co., Ltd., Class H	4,000	8,652
Ping An Insurance (Group) Co. of China, Ltd., Class H	1,000	5,479
Semiconductor Manufacturing International Corp.(1)	60,000	6,191
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	4,000	2,863
Shanghai Industrial Holdings, Ltd.	2,000	5,267
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	2,600	5,669
Shimao Property Holdings, Ltd.	2,000	3,295
Sihuan Pharmaceutical Holdings Group, Ltd.(2)	14,000	0
SINA Corp.(1)	100	5,057
Sino Biopharmaceutical, Ltd.	12,000	11,391
Sino-Ocean Land Holdings, Ltd.	8,500	4,764
Sinopec Shanghai Petrochemical Co., Ltd., Class H(1)	21,000	7,537
Sinopharm Group Co., Ltd., Class H	5,200	21,815
Sohu.com, Inc.(1)	100	5,025
Sun Art Retail Group, Ltd.	4,500	3,531
Tencent Holdings, Ltd.	3,600	71,726
Tingyi (Cayman Islands) Holding Corp.	4,000	5,776
Tsingtao Brewery Co., Ltd., Class H	1,000	4,502
Want Want China Holdings, Ltd.	12,000	9,459
Weichai Power Co., Ltd., Class H	2,000	2,051
WuXi PharmaTech (Cayman), Inc. ADR(1)	200	9,140
Xinyi Glass Holdings, Ltd.	6,000	3,202
Yangzijiang Shipbuilding Holdings, Ltd.	7,000	5,453
Yanzhou Coal Mining Co., Ltd., Class H	4,000	1,840
Zhejiang Expressway Co., Ltd., Class H	6,000	7,302
Zijin Mining Group Co., Ltd., Class H	20,000	5,068

		$966,629

Colombia — 1.7%
Almacenes Exito SA	1,060	$3,539
Avianca Holdings SA, PFC Shares	8,314	4,561
Banco de Bogota SA	340	6,271
Bancolombia SA	1,001	6,895
Bancolombia SA ADR, PFC Shares	340	9,636
Cementos Argos SA	1,910	5,685
Cemex Latam Holdings SA(1)	2,933	8,441
Corporacion Financiera Colombiana SA	509	5,762
Corporacion Financiera Colombiana SA(1)	4	49
Ecopetrol SA ADR	2,860	23,995
Empresa de Energia de Bogota SA	12,100	6,388
Grupo Argos SA	2,148	10,683
Grupo Aval Acciones y Valores SA	15,110	5,286
Grupo Aval Acciones y Valores SA, PFC Shares	14,800	5,130
Grupo de Inversiones Suramericana SA	540	5,557
Grupo Nutresa SA	2,220	13,992
Interconexion Electrica SA	8,220	17,775
ISAGEN SA ESP	6,400	5,495

		$145,140

Security	Shares	Value
Czech Republic — 1.4%
CEZ AS	2,400	$43,588
Komercni Banka AS	300	60,902
Pegas Nonwovens SA	400	10,934
Unipetrol AS(1)	1,100	6,700

		$122,124

Greece — 1.6%
Alpha Bank AE(1)	322	$800
Athens Water Supply & Sewage Co. SA (The)	1,651	9,753
Costamare, Inc.	500	6,110
Diana Shipping, Inc.(1)	830	3,943
DryShips, Inc.(1)	2,000	320
Ellaktor SA(1)	2,996	5,404
Eurobank Ergasias SA(1)	1,066	1,562
GasLog, Ltd.	200	2,394
Hellenic Exchanges - Athens Stock Exchange SA	1,170	6,172
Hellenic Petroleum SA	1,050	4,707
Hellenic Telecommunications Organization SA	2,050	19,811
JUMBO SA	1,243	12,653
Motor Oil (Hellas) Corinth Refineries SA(1)	972	10,785
Mytilineos Holdings SA	1,510	6,645
National Bank of Greece SA(1)	14,253	1,217
OPAP SA	1,233	8,324
Piraeus Bank SA(1)	57	66
Public Power Corp. SA	2,630	14,406
Sarantis SA	600	4,690
Titan Cement Co. SA	605	10,857
Tsakos Energy Navigation, Ltd.	1,100	8,547

		$139,166

Hungary — 1.9%
Magyar Telekom Telecommunications PLC(1)	13,800	$18,846
MOL Hungarian Oil & Gas Rt.	700	32,096
OTP Bank Rt.	2,900	59,744
Richter Gedeon Nyrt.	3,000	56,944

		$167,630

India — 1.0%
Infosys, Ltd. ADR	1,720	$28,690
Mahindra & Mahindra, Ltd. GDR	770	15,689
Reliance Industries, Ltd. GDR(3)	1,270	36,232
State Bank of India GDR(4)	170	6,319

		$86,930

Indonesia — 3.4%
Adaro Energy Tbk PT	89,500	$3,553
AKR Corporindo Tbk PT	14,000	6,158
Aneka Tambang Persero Tbk PT(1)	40,500	921
Astra International Tbk PT	51,000	21,786
Bank Central Asia Tbk PT	41,000	36,637
Bank Danamon Indonesia Tbk PT	14,000	2,855
Bank Mandiri Tbk PT	23,500	14,510
Bank Negara Indonesia Persero Tbk PT	22,000	7,571
Bank Rakyat Indonesia Tbk PT	27,000	21,027
Bumi Resources Tbk PT(1)	116,500	420
Bumi Serpong Damai Tbk PT	38,500	4,680

Security	Shares	Value
Charoen Pokphand Indonesia Tbk PT	23,500	$5,362
Global Mediacom Tbk PT	29,500	1,779
Gudang Garam Tbk PT	1,500	5,296
Indo Tambangraya Megah Tbk PT	2,000	977
Indocement Tunggal Prakarsa Tbk PT	7,000	9,440
Indofood CBP Sukses Makmur Tbk PT	5,500	4,995
Indofood Sukses Makmur Tbk PT	14,500	5,100
Jasa Marga (Persero) Tbk PT	10,000	3,252
Kalbe Farma Tbk PT	108,300	10,451
Lippo Karawaci Tbk PT	62,500	5,802
Medco Energi Internasional Tbk PT	21,000	1,598
Media Nusantara Citra Tbk PT	19,000	2,228
MNC Investama Tbk PT	214,500	2,263
Pembangunan Perumahan Persero Tbk PT	50,500	13,207
Perusahaan Gas Negara Tbk PT	39,500	7,567
Semen Indonesia Persero Tbk PT	15,500	11,903
Summarecon Agung Tbk PT	62,500	6,973
Surya Semesta Internusa Tbk PT	78,000	3,294
Tambang Batubara Bukit Asam Tbk PT	5,000	2,018
Telekomunikasi Indonesia Tbk PT	168,500	35,744
Tower Bersama Infrastructure Tbk PT(1)	10,000	4,396
Trada Maritime Tbk PT(1)	37,000	134
Unilever Indonesia Tbk PT	3,500	9,282
United Tractors Tbk PT	9,000	10,576
Vale Indonesia Tbk PT	22,500	2,671
Wijaya Karya Persero Tbk PT	30,000	6,093
XL Axiata Tbk PT(1)	13,500	3,372

		$295,891

Kuwait — 1.6%
Agility Public Warehousing Co. KSC	3,969	$6,773
Gulf Bank(1)	16,537	14,922
Kuwait Finance House KSCP	8,701	16,246
Kuwait Food Co. (Americana) SAK	2,500	18,634
Mabanee Co. SAK	6,037	18,393
Mobile Telecommunications Co.	8,000	9,437
National Bank of Kuwait SAK	11,025	29,642
National Industries Group Holding SAK	23,100	10,149
Qurain Petrochemical Industries Co. KSC	25,000	15,417

		$139,613

Malaysia — 3.7%
AMMB Holdings Bhd	2,300	$2,474
Astro Malaysia Holdings Bhd	5,400	3,599
Axiata Group Bhd	6,900	9,910
Batu Kawan Bhd	1,500	6,081
Berjaya Sports Toto Bhd	3,915	2,835
British American Tobacco Malaysia Bhd	400	5,426
Bumi Armada Bhd(1)	35,450	8,619
CIMB Group Holdings Bhd	4,700	4,956
Dialog Group Bhd	17,336	6,627
Digi.com Bhd	5,200	6,097
Felda Global Ventures Holdings Bhd	3,700	1,534
Gamuda Bhd	8,000	8,513
Genting Bhd	3,800	6,411
Genting Malaysia Bhd	5,200	5,372
HAP Seng Consolidated Bhd	7,000	10,540
Hong Leong Bank Bhd	1,100	3,489

Security	Shares	Value
Hong Leong Financial Group Bhd	1,100	$3,613
IHH Healthcare Bhd	15,700	23,362
IJM Corp. Bhd	10,200	8,147
IOI Corp. Bhd	5,000	5,106
IOI Properties Group Bhd	2,499	1,286
KLCCP Stapled Group	2,500	4,099
Kuala Lumpur Kepong Bhd	800	4,313
Lafarge Malaysia Bhd	2,700	5,767
Magnum Bhd	4,900	2,946
Malayan Banking Bhd	5,000	9,756
Maxis Bhd	3,300	5,073
MISC Bhd	3,100	6,726
My EG Services Bhd	11,200	8,929
Parkson Holdings Bhd(1)	5,251	1,271
Petronas Chemicals Group Bhd	14,000	22,123
Petronas Dagangan Bhd	1,400	8,209
Petronas Gas Bhd	800	4,298
PPB Group Bhd	1,100	4,075
Public Bank Bhd	2,700	11,639
RHB Capital Bhd	2,000	2,607
Sapurakencana Petroleum Bhd	32,400	16,231
Silverlake Axis, Ltd.	19,000	9,432
Sime Darby Bhd	10,100	18,715
Telekom Malaysia Bhd	3,200	4,881
Tenaga Nasional Bhd	4,200	13,152
Top Glove Corp. Bhd	2,600	5,920
UEM Sunrise Bhd	6,200	1,641
UMW Holdings Bhd	1,300	2,435
YTL Corp. Bhd	10,500	3,885
YTL Power International Bhd	9,555	3,472

		$315,592

Mexico — 7.2%
Alfa SAB de CV, Series A	21,217	$42,682
America Movil SAB de CV, Class L ADR	5,900	95,521
Arca Continental SAB de CV	2,500	15,751
Bolsa Mexicana de Valores SAB de CV	3,200	4,613
Cemex SAB de CV ADR(1)	5,570	35,091
Coca-Cola Femsa SAB de CV ADR	140	10,790
El Puerto de Liverpool SAB de CV	1,270	16,911
Empresas ICA SAB de CV(1)	4,500	1,439
Fibra Uno Administracion SA de CV	5,700	13,289
Fomento Economico Mexicano SAB de CV ADR	500	48,190
Gentera SAB de CV	4,100	8,057
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,000	27,271
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,290	19,523
Grupo Bimbo SAB de CV, Series A(1)	6,800	18,884
Grupo Carso SAB de CV, Series A1	2,700	11,951
Grupo Elektra SAB de CV	260	5,555
Grupo Financiero Banorte SAB de CV, Class O	9,200	49,335
Grupo Financiero Inbursa SAB de CV, Class O	10,400	20,037
Grupo Financiero Santander Mexico SAB de CV	8,000	15,587
Grupo Mexico SAB de CV, Series B	10,400	22,703
Grupo Televisa SAB ADR	1,000	28,200
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	4,800	8,512
Industrias Penoles SAB de CV	590	7,401
Kimberly-Clark de Mexico SAB de CV, Class A	5,100	12,053
Mexichem SAB de CV	4,100	10,152

Security	Shares	Value
Minera Frisco SAB de CV(1)	3,600	$1,765
Promotora y Operadora de Infraestructura SAB de CV(1)	1,500	18,177
Wal-Mart de Mexico SAB de CV, Series V	18,600	49,433

		$618,873

Peru — 1.6%
Alicorp SAA(1)	15,161	$25,672
Cia de Minas Buenaventura SA ADR	1,677	7,949
Credicorp, Ltd.	397	41,927
Ferreycorp SAA	13,414	5,092
Grana y Montero SAA	5,300	3,426
Intercorp Financial Services, Inc.	240	6,144
Luz del Sur SAA	2,800	8,320
Minsur SA	11,260	2,171
Southern Copper Corp.	1,275	32,806
Union Andina de Cementos SAA	6,000	3,025
Volcan Cia Minera SAA, Class B	17,440	1,365

		$137,897

Philippines — 3.4%
Aboitiz Equity Ventures, Inc.	8,900	$10,679
Aboitiz Power Corp.	16,600	14,785
Alliance Global Group, Inc.	16,900	6,342
Ayala Corp.	710	11,182
Ayala Land, Inc.	16,000	11,476
Bank of the Philippine Islands	4,747	8,405
BDO Unibank, Inc.	5,410	11,578
Bloomberry Resorts Corp.	36,500	4,039
D&L Industries, Inc.	58,400	11,636
Emperador, Inc.	20,800	4,036
Energy Development Corp.	66,300	8,709
First Gen Corp.	8,400	4,009
Globe Telecom, Inc.	260	11,014
GT Capital Holdings, Inc.	230	6,164
International Container Terminal Services, Inc.	4,940	7,697
Jollibee Foods Corp.	3,780	16,108
LT Group, Inc.	17,100	5,408
Manila Electric Co.	2,270	14,717
Manila Water Co.	7,700	4,000
Megaworld Corp.	42,400	3,991
Melco Crown Philippines Resorts Corp.(1)	23,000	1,628
Metropolitan Bank & Trust Co.	5,781	9,865
Petron Corp.	33,700	5,328
Philippine Long Distance Telephone Co.	600	26,081
Puregold Price Club, Inc.	10,600	7,739
Robinsons Retail Holdings, Inc.	4,660	7,108
Semirara Mining & Power Co.	5,250	15,114
SM Investments Corp.	800	14,340
SM Prime Holdings, Inc.	24,800	11,296
Travellers International Hotel Group, Inc.	27,500	2,272
Universal Robina Corp.	4,780	20,474

		$297,220

Poland — 3.4%
Asseco Poland SA	1,570	$22,272
Bank Handlowy w Warszawie SA	220	3,906
Bank Millennium SA(1)	3,150	4,119

Security	Shares	Value
Bank Pekao SA	530	$17,964
Bank Zachodni WBK SA(1)	55	3,543
Bioton SA(1)	1,668	5,571
Budimex SA	123	6,435
CCC SA	180	7,080
Ciech SA(1)	245	5,272
Cyfrowy Polsat SA(1)	1,700	10,118
Energa SA	1,332	4,497
Eurocash SA	1,060	13,631
Getin Noble Bank SA(1)	6,750	968
Grupa Azoty SA(1)	200	5,341
Grupa Lotos SA(1)	693	4,886
Jastrzebska Spolka Weglowa SA(1)	2,260	7,033
KGHM Polska Miedz SA	897	16,034
LPP SA	10	16,840
Lubelski Wegiel Bogdanka SA	35	355
mBank SA(1)	70	5,198
Orange Polska SA	10,040	16,813
PGE SA	5,970	19,566
PKP Cargo SA	622	9,919
Polski Koncern Naftowy Orlen SA	1,452	24,389
Polskie Gornictwo Naftowe i Gazownictwo SA	5,950	7,933
Powszechna Kasa Oszczednosci Bank Polski SA(1)	3,370	22,456
Powszechny Zaklad Ubezpieczen SA	2,300	21,975
Synthos SA	3,160	2,836
Tauron Polska Energia SA	10,610	7,452

		$294,402

Qatar — 1.9%
Doha Bank QSC	1,370	$18,423
Industries Qatar	490	13,503
Masraf Al Rayan QSC	2,100	20,567
Ooredoo QSC	560	10,142
Qatar Electricity & Water Co. QSC	528	28,271
Qatar Gas Transport Co., Ltd.	4,990	33,561
Qatar Islamic Bank	1,120	35,801

		$160,268

Russia — 7.8%
AK Transneft OAO, PFC Shares	7	$15,857
Gazprom PAO ADR	21,051	86,823
Globaltrans Investment PLC GDR(1)(4)	780	3,800
Lukoil PJSC ADR	1,750	67,325
Magnit PJSC	430	77,695
Mail.ru Group, Ltd. GDR(1)(4)	660	15,199
MegaFon PJSC GDR(4)	1,200	18,137
MMC Norilsk Nickel PJSC ADR	1,990	26,917
Mobile TeleSystems PJSC	12,250	40,140
NovaTek OAO GDR(4)	240	22,439
Novolipetsk Steel OJSC GDR(4)	440	4,640
PIK Group PJSC GDR(4)	3,900	12,354
Polymetal International PLC	500	4,042
Rosneft OAO GDR(4)	2,470	9,912
RusHydro PJSC ADR	13,220	11,551
Sberbank of Russia PJSC ADR	16,190	108,415
Severstal PAO GDR(4)	615	6,576
Sistema JSFC	20,540	5,484
Surgutneftegas OAO ADR	3,570	17,815

Security	Shares	Value
Surgutneftegas OAO, PFC Shares	19,130	$12,241
Tatneft PAO ADR	870	25,586
VimpelCom, Ltd. ADR	1,300	4,680
VTB Bank PJSC GDR(4)	13,880	29,576
X5 Retail Group NV GDR(1)(4)	770	17,415
Yandex NV, Class A(1)	2,000	33,260

		$677,879

South Africa — 7.3%
AECI, Ltd.	410	$2,598
African Rainbow Minerals, Ltd.	1,915	5,726
Anglo American Platinum, Ltd.(1)	150	2,081
AngloGold Ashanti, Ltd.(1)	920	5,851
Aspen Pharmacare Holdings, Ltd.	1,570	33,938
Assore, Ltd.	120	544
AVI, Ltd.	840	4,779
Barclays Africa Group, Ltd.	710	7,793
Barloworld, Ltd.	1,160	6,119
Bidvest Group, Ltd. (The)	1,270	29,564
Coronation Fund Managers, Ltd.	730	3,067
DataTec, Ltd.	1,300	4,527
Discovery, Ltd.	820	8,174
Exxaro Resources, Ltd.	370	1,154
FirstRand, Ltd.	4,690	15,243
Fortress Income Fund, Ltd.	1,635	4,550
Fortress Income Fund, Ltd., Class A	1,635	1,919
Foschini Group, Ltd. (The)	460	4,123
Gold Fields, Ltd.	1,860	4,746
Grindrod, Ltd.	2,010	1,881
Growthpoint Properties, Ltd.	2,780	4,634
Hosken Consolidated Investments, Ltd.	500	4,026
Impala Platinum Holdings, Ltd.(1)	1,260	2,759
Imperial Holdings, Ltd.	400	4,196
Investec, Ltd.	760	6,353
Kumba Iron Ore, Ltd.	150	467
Life Healthcare Group Holdings, Ltd.	2,100	5,180
Massmart Holdings, Ltd.	280	2,237
Mediclinic International, Ltd.	680	5,407
MMI Holdings, Ltd.	2,370	3,874
Mondi, Ltd.	330	7,499
Mr. Price Group, Ltd.	420	5,840
MTN Group, Ltd.	6,420	64,230
Murray & Roberts Holdings, Ltd.	2,770	1,653
Nampak, Ltd.	1,560	2,733
Naspers, Ltd., Class N	780	116,130
Nedbank Group, Ltd.	390	5,685
Netcare, Ltd.	2,470	6,148
PPC, Ltd.	1,620	1,875
Redefine Properties, Ltd.	6,150	4,484
Remgro, Ltd.	860	15,425
Reunert, Ltd.	1,110	5,262
RMB Holdings, Ltd.	1,540	6,505
RMI Holdings	1,790	5,220
Sanlam, Ltd.	3,380	14,377
Sappi, Ltd.(1)	1,216	5,259
Sasol, Ltd.	2,180	60,649
Shoprite Holdings, Ltd.	1,910	18,738
Spar Group, Ltd.	390	4,893

Security	Shares	Value
Standard Bank Group, Ltd.	2,250	$20,177
Steinhoff International Holdings, Ltd.	3,060	17,915
Tiger Brands, Ltd.	950	21,873
Trencor, Ltd.	730	2,084
Truworths International, Ltd.	910	5,942
Vodacom Group (Pty), Ltd.	1,240	12,509
Wilson Bayly Holmes-Ovcon, Ltd.	480	3,981
Woolworths Holdings, Ltd.	1,220	8,605

		$633,201

South Korea — 7.6%
AMOREPACIFIC Corp.	100	$34,810
BNK Financial Group, Inc.	484	4,062
E-MART, Inc.	50	9,249
GS Holdings Corp.	190	8,274
Hana Financial Group, Inc.	470	10,337
Hanwha Chemical Corp.	360	7,717
Hanwha Corp.	150	4,705
Hyosung Corp.	80	7,957
Hyundai Engineering & Construction Co., Ltd.	120	3,303
Hyundai Glovis Co., Ltd.	60	9,894
Hyundai Heavy Industries Co., Ltd.(1)	50	3,906
Hyundai Mobis Co., Ltd.	70	15,064
Hyundai Motor Co.	170	21,618
Hyundai Steel Co.	120	5,254
Industrial Bank of Korea	490	5,620
KB Financial Group, Inc.	600	18,252
Kia Motors Corp.	300	13,587
Korea Electric Power Corp.	630	26,654
Korea Investment Holdings Co., Ltd.	130	6,128
Korea Zinc Co., Ltd.	30	11,797
KT Corp.(1)	360	9,363
KT&G Corp.	180	16,623
Kwangju Bank(1)	45	314
LG Chem, Ltd.	90	24,652
LG Corp.	160	10,154
LG Display Co., Ltd.	330	7,269
LG Electronics, Inc.	200	9,344
LG Household & Health Care, Ltd.	20	17,393
Lotte Chemical Corp.	30	6,211
Lotte Shopping Co., Ltd.	30	6,085
Macquarie Korea Infrastructure Fund	930	6,376
Naver Corp.	30	16,328
OCI Co., Ltd.	40	2,621
POSCO	145	21,200
S-Oil Corp.	90	5,760
Samsung C&T Corp.(1)	59	7,425
Samsung Electro-Mechanics Co., Ltd.	100	5,965
Samsung Electronics Co., Ltd.	105	116,229
Samsung Fire & Marine Insurance Co., Ltd.	60	15,871
Samsung Heavy Industries Co., Ltd.	230	2,288
Samsung Life Insurance Co., Ltd.	230	20,442
Samsung SDI Co., Ltd.	94	9,720
Samsung Securities Co., Ltd.	150	5,717
Shinhan Financial Group Co., Ltd.	710	25,491
SK Holdings Co., Ltd.	29	6,756
SK Hynix, Inc.	550	14,986

Security	Shares	Value
SK Innovation Co., Ltd.(1)	100	$10,994
SK Telecom Co., Ltd.	100	20,171
Woori Bank	595	4,870

		$654,806

Taiwan — 7.6%
Advanced Semiconductor Engineering, Inc.	12,000	$12,745
Asia Cement Corp.	7,140	6,047
Asustek Computer, Inc.	1,000	8,279
AU Optronics Corp.	25,000	6,708
Catcher Technology Co., Ltd.	2,000	19,312
Cathay Financial Holding Co., Ltd.	11,210	15,680
Chailease Holding Co., Ltd.	2,288	3,862
Chang Hwa Commercial Bank, Ltd.	9,822	4,811
Cheng Shin Rubber Industry Co., Ltd.	6,000	10,050
China Development Financial Holding Corp.	23,000	5,918
China Life Insurance Co., Ltd.	6,897	5,582
China Steel Corp.	24,480	13,608
Chunghwa Telecom Co., Ltd.	10,000	30,557
Compal Electronics, Inc.	13,000	7,201
CTBC Financial Holding Co., Ltd.	22,418	11,740
Delta Electronics, Inc.	3,000	14,357
E.Sun Financial Holding Co., Ltd.	11,623	6,993
Far Eastern New Century Corp.	9,363	7,582
Far EasTone Telecommunications Co., Ltd.	6,000	12,622
First Financial Holding Co., Ltd.	12,535	5,835
Formosa Chemicals & Fibre Corp.	7,000	15,092
Formosa Petrochemical Corp.	4,000	9,455
Formosa Plastics Corp.	9,000	20,278
Fubon Financial Holding Co., Ltd.	10,000	15,899
Giant Manufacturing Co., Ltd.	2,000	13,584
Hon Hai Precision Industry Co., Ltd.	15,288	39,350
Hotai Motor Co., Ltd.	1,000	10,821
HTC Corp.	2,000	4,972
Hua Nan Financial Holdings Co., Ltd.	12,032	5,625
Innolux Corp.	22,577	6,920
Inventec Corp.	10,000	5,810
Kenda Rubber Industrial Co., Ltd.	3,370	5,187
Lite-On Technology Corp.	6,060	6,213
MediaTek, Inc.	2,000	15,938
Mega Financial Holding Co., Ltd.	11,875	8,187
Merida Industry Co., Ltd.	2,100	11,672
Nan Ya Plastics Corp.	11,000	19,694
Pou Chen Corp.	11,000	14,649
President Chain Store Corp.	2,000	12,824
Quanta Computer, Inc.	6,000	9,374
Ruentex Industries, Ltd.	2,190	4,257
Shin Kong Financial Holding Co., Ltd.	16,458	3,606
Siliconware Precision Industries Co., Ltd.	8,000	10,590
SinoPac Financial Holdings Co., Ltd.	15,898	4,913
Taishin Financial Holding Co., Ltd.	13,830	4,912
Taiwan Cement Corp.	8,000	7,217
Taiwan Cooperative Financial Holding Co., Ltd.	12,398	5,279
Taiwan Fertilizer Co., Ltd.	2,000	2,461
Taiwan Mobile Co., Ltd.	5,000	15,089
Taiwan Semiconductor Manufacturing Co., Ltd.	22,000	94,140
Uni-President Enterprises Corp.	14,331	23,594
United Microelectronics Corp.	26,000	9,410

Security	Shares	Value
Yuanta Financial Holding Co., Ltd.	15,778	$5,967
Yulon Motor Co., Ltd.	6,000	5,984

		$658,452

Thailand — 3.5%
Advanced Info Service PCL(5)	4,200	$23,374
Airports of Thailand PCL(5)	1,700	14,758
Bangkok Bank PCL(5)	1,500	7,010
Bangkok Dusit Medical Services PCL(5)	17,000	9,635
Bank of Ayudhya PCL NVDR	8,000	7,467
BEC World PCL(5)	4,700	4,329
Berli Jucker PCL(5)	4,800	4,939
Big C Supercenter PCL NVDR	1,000	5,563
BTS Group Holdings PCL(5)	25,200	6,714
Central Pattana PCL(5)	5,500	7,104
Charoen Pokphand Foods PCL(5)	13,800	8,041
CP ALL PCL(5)	16,300	21,363
Delta Electronics (Thailand) PCL(5)	4,800	11,382
Glow Energy PCL(5)	2,000	4,600
Hana Microelectronics PCL(5)	8,200	8,803
Home Product Center PCL(5)	25,601	5,037
Indorama Ventures PCL(5)	9,600	6,102
Intouch Holdings PCL(5)	5,300	9,760
IRPC PCL(5)	63,400	7,429
Kasikornbank PCL(5)	1,300	6,201
Krung Thai Bank PCL(5)	13,500	6,399
Minor International PCL(5)	10,010	10,280
PTT Exploration & Production PCL(5)	4,320	7,880
PTT Global Chemical PCL(5)	4,720	6,945
PTT PCL(5)	2,600	18,544
Siam Cement PCL(5)	900	11,304
Siam Commercial Bank PCL(5)	1,780	6,536
Sino Thai Engineering & Construction PCL(5)	8,600	5,807
Thai Beverage PCL(5)	40,000	19,416
Thai Oil PCL(5)	2,500	4,088
TMB Bank PCL(5)	91,700	6,652
Total Access Communication PCL NVDR	2,800	3,568
True Corp. PCL(1)(5)	46,398	10,933

		$297,963

Turkey — 3.5%
Akbank TAS	5,450	$12,911
Anadolu Efes Biracilik ve Malt Sanayii AS	1,210	8,257
Arcelik AS	3,691	19,952
Aygaz AS	750	2,750
BIM Birlesik Magazalar AS	1,200	22,438
Coca-Cola Icecek AS	510	6,655
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	9,690	9,223
Enka Insaat ve Sanayi AS	2,175	3,570
Eregli Demir ve Celik Fabrikalari TAS	17,580	22,611
Ford Otomotiv Sanayi AS	944	10,571
Haci Omer Sabanci Holding AS	4,000	11,160
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	14,403	6,156
KOC Holding AS	2,420	9,924
Koza Altin Isletmeleri AS	500	2,025
Petkim Petrokimya Holding AS(1)	4,650	7,083
TAV Havalimanlari Holding AS	1,100	7,931
Tekfen Holding AS	2,900	4,090

Security		Shares	Value
Tofas Turk Otomobil Fabrikasi AS		1,748	$11,513
Tupras-Turkiye Petrol Rafinerileri AS(1)		1,240	30,569
Turk Hava Yollari Anonim Ortakligi AS(1)		2,870	7,521
Turk Sise ve Cam Fabrikalari AS		3,398	3,431
Turk Telekomunikasyon AS		3,050	6,273
Turk Traktor ve Ziraat Makineleri AS		180	4,498
Turkcell Iletisim Hizmetleri AS		7,552	28,698
Turkiye Garanti Bankasi AS		6,150	15,381
Turkiye Halk Bankasi AS		1,700	6,330
Turkiye Is Bankasi		3,980	6,432
Turkiye Vakiflar Bankasi TAO		5,920	8,049
Ulker Biskuvi Sanayi AS		520	3,344
Yapi ve Kredi Bankasi AS		3,250	3,732
Yazicilar Holding AS		700	3,324

			$306,402

United Arab Emirates — 1.5%
Air Arabia PJSC		61,500	$20,232
Arabtec Holding PJSC(1)		18,624	5,538
DP World, Ltd.		1,500	28,024
Emaar Properties PJSC		15,477	24,223
First Gulf Bank PJSC		9,900	32,304
National Bank of Abu Dhabi PJSC		11,011	22,910

			$133,231

Total Common Stocks (identified cost $10,467,190)			$8,138,158

Equity-Linked Securities(3)(6) — 5.6%

Security	Maturity Date	Shares	Value
India — 5.6%
ACC, Ltd.	6/30/16	290	$5,847
Adani Ports and Special Economic Zone, Ltd.	3/10/16	1,890	7,589
Aditya Birla Nuvo, Ltd.	6/30/16	260	8,214
Ambuja Cements, Ltd.	10/23/18	1,660	4,953
Asian Paints, Ltd.	3/10/16	710	8,930
Axis Bank, Ltd.	7/21/17	800	5,630
Bajaj Auto, Ltd.	12/5/16	320	11,900
Bharat Petroleum Corp., Ltd.	6/30/16	490	6,628
Bharti Airtel, Ltd.	3/10/16	4,440	22,267
Cairn India, Ltd.	6/13/16	1,130	2,280
Cipla, Ltd.	3/10/16	1,530	14,772
Coal India, Ltd.	12/15/15	780	3,867
Dr. Reddy’s Laboratories, Ltd.	9/28/16	260	12,120
Federal Bank, Ltd.	6/30/16	5,320	4,684
GAIL India, Ltd.	3/10/16	1,830	10,022
HCL Technologies, Ltd.	9/15/16	1,320	17,245
HDFC Bank, Ltd.	3/10/16	592	11,724
Hero MotoCorp, Ltd.	12/15/15	310	12,551
Hindustan Unilever, Ltd.	3/10/16	1,730	20,979
Housing Development Finance Corp., Ltd.	3/10/16	776	14,098
ICICI Bank, Ltd.	8/1/16	1,800	7,418
Idea Cellular, Ltd.	3/10/16	4,850	10,287
IDFC Bank, Ltd.	11/6/18	3,450	3,058

Security	Maturity Date	Shares	Value
IDFC, Ltd.	9/15/16	3,450	$2,745
Indian Oil Corp., Ltd.	3/10/16	1,430	9,031
IndusInd Bank, Ltd.	3/10/16	416	5,836
ITC, Ltd.	9/15/16	4,700	24,150
Jindal Steel & Power, Ltd.	3/10/16	1,260	1,722
JSW Steel, Ltd.	6/30/16	190	2,571
Kotak Mahindra Bank, Ltd.	9/15/16	748	7,768
Larsen & Toubro, Ltd.	6/30/16	530	10,928
NMDC, Ltd.	12/15/15	2,530	3,603
NTPC, Ltd.	3/10/16	8,300	16,297
Oil & Natural Gas Corp., Ltd.	3/10/16	2,860	10,045
Oil India, Ltd.	3/10/16	670	3,794
Piramal Enterprises, Ltd.	3/10/16	910	12,873
Power Finance Corp.	8/1/16	1,380	4,415
Power Grid Corp. of India, Ltd.	3/10/16	6,680	13,637
Punj Lloyd, Ltd.	6/30/16	13,560	5,431
Reliance Communications, Ltd.	3/10/16	3,990	4,537
Reliance Infrastructure, Ltd.	3/10/16	1,080	7,323
Sesa Sterlite, Ltd.	6/30/16	2,125	2,867
Steel Authority of India, Ltd.	6/30/16	2,840	1,947
Sun Pharmaceuticals Industries, Ltd.	3/10/16	2,000	21,889
Tata Consultancy Services, Ltd.	9/15/16	550	19,509
Tata Motors, Ltd.	9/28/16	2,004	12,723
Tata Power Co., Ltd.	3/10/16	6,213	6,225
Tata Steel, Ltd.	6/30/16	430	1,481
Tech Mahindra, Ltd.	7/5/16	920	7,361
UltraTech Cement, Ltd.	3/10/16	170	7,143
United Spirits, Ltd.	9/15/16	360	16,831
Wipro, Ltd.	9/15/16	1,320	11,351

Total Equity-Linked Securities (identified cost $427,172)			$483,096

Rights — 0.0%(7)

Security		Shares	Value
Hong Leong Bank Bhd, Exp. 12/14/15(1)		176	$110
RHB Capital Bhd, Exp. 12/8/15(1)		400	53

Total Rights (identified cost $0)			$163

Warrants — 0.0%(7)

Security		Shares	Value
Minor International PCL, Exp. 11/3/17, Strike THB 40.00(1)		455	$67

Total Warrants (identified cost $0)			$67

Short-Term Investments — 0.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.24%(8)	$56	$55,658

Total Short-Term Investments (identified cost $55,658)		$55,658

Total Investments — 100.3% (identified cost $10,950,020)		$8,677,142

Other Assets, Less Liabilities — (0.3)%		$(29,173)

Net Assets — 100.0%		$8,647,969

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2015, the aggregate value of these securities is $519,328 or 6.0% of the Fund’s net assets.

(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At November 30, 2015, the aggregate value of these securities is $146,367 or 1.7% of the Fund’s net assets.

(5)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(6)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.

(7)	Amount is less than 0.05%.

(8)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended November 30, 2015 was $32.

Abbreviations:

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

NVDR	-	Non-Voting Depositary Receipt

PCL	-	Public Company Ltd.

PFC Shares	-	Preference Shares

Currency Abbreviations:

THB	-	Thai Baht

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	21.3%	$1,839,972
Hong Kong Dollar	9.8	844,711
New Taiwan Dollar	7.6	658,452
South Korean Won	7.6	654,806
South African Rand	7.3	633,201
Brazilian Real	6.3	541,077
Mexican Peso	4.6	401,081
New Turkish Lira	3.5	306,402
Malaysian Ringgit	3.5	306,323
Philippine Peso	3.4	297,220
Indonesian Rupiah	3.4	295,891
Polish Zloty	3.4	294,402
Thai Baht	3.2	278,614
Hungarian Forint	1.9	167,630
Chilean Peso	1.9	161,956
Qatari Riyal	1.9	160,268
Russian Ruble	1.8	151,417
Kuwaiti Dinar	1.6	139,613
Czech Koruna	1.4	122,124
Euro	1.4	117,852
Colombian Peso	1.3	111,509
United Arab Emirates Dirham	1.2	105,207
Other currency, less than 1% each	1.0	87,414

Total Investments	100.3%	$8,677,142

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	22.0%	$1,904,908
Energy	10.5	911,196
Information Technology	10.2	878,906
Consumer Staples	10.1	871,772
Telecommunication Services	9.7	840,396
Industrials	9.7	839,334
Consumer Discretionary	9.6	825,344
Materials	8.9	772,767
Utilities	5.7	490,434
Health Care	3.3	286,427
Short-Term Investments	0.6	55,658

Total Investments	100.3%	$8,677,142

The Fund did not have any open financial instruments at November 30, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$10,954,159

Gross unrealized appreciation	$568,650
Gross unrealized depreciation	(2,845,667)

Net unrealized depreciation	$(2,277,017)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Asia/Pacific	$143,482	$3,420,000		$10,001	$3,573,483
Emerging Europe	59,254	1,648,349		—	1,707,603
Latin America	1,790,759	—		—	1,790,759
Middle East/Africa	7,759	1,058,554		—	1,066,313
Total Common Stocks	$2,001,254	$6,126,903	**	$10,001	$8,138,158
Equity-Linked Securities	$—	$483,096		$—	$483,096
Rights	163	—		—	163
Warrants	67	—		—	67
Short-Term Investments	—	55,658		—	55,658
Total Investments	$2,001,484	$6,665,657		$10,001	$8,677,142

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended November 30, 2015 is not presented. At November 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 25, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	January 25, 2016